Debt - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014
Debt Instrument [Line Items]
Term loan	$ 5.0	$ 2.0
Term loan, fixed interest rate	9.85%
Line of credit facility, maximum borrowing capacity	$ 7.0
Loan, period	3 years
Cash Collateral for Borrowed Securities		$ 4.0